Consolidated Statement of Changes in Shareholders' Equity (CAD) In Millions	Total		Common shares [Member]	Accumulated other comprehensive loss [Member]	Retained earnings [Member]
Shareholders' equity, beginning balance at Dec. 31, 2009	11,233		4,266	(948)	7,915
Shareholders', common share, beginning balance (in shares) at Dec. 31, 2009	471.0		471.0
Net income	2,104				2,104
Stock options exercised and other (in shares)	3.4		3.4
Stock options exercised and other	124		124
Number of shares repurchased through buyback programs (in shares)	(15.0)	[1]	(15.0)
Value of shares repurchased	(913)		(138)		(775)
Other comprehensive income (loss)	(761)			(761)
Dividends	(503)				(503)
Shareholders' equity, ending balance at Dec. 31, 2010	11,284		4,252	(1,709)	8,741
Shareholders', common share, ending balance (in shares) at Dec. 31, 2010	459.4		459.4
Net income	2,457				2,457
Stock options exercised and other (in shares)	2.6		2.6
Stock options exercised and other	74		74
Number of shares repurchased through buyback programs (in shares)	(19.9)	[1]	(19.9)
Value of shares repurchased	(1,420)		(185)		(1,235)
Other comprehensive income (loss)	(1,130)			(1,130)
Dividends	(585)				(585)
Shareholders' equity, ending balance at Dec. 31, 2011	10,680		4,141	(2,839)	9,378
Shareholders', common share, ending balance (in shares) at Dec. 31, 2011	442.1		442.1
Net income	2,680				2,680
Stock options exercised and other (in shares)	3.2		3.2
Stock options exercised and other	128		128
Number of shares repurchased through buyback programs (in shares)	(16.9)	[1]	(16.9)
Value of shares repurchased	(1,400)		(161)		(1,239)
Other comprehensive income (loss)	(418)			(418)
Dividends	(652)				(652)
Shareholders' equity, ending balance at Dec. 31, 2012	11,018		4,108	(3,257)	10,167
Shareholders', common share, ending balance (in shares) at Dec. 31, 2012	428.4		428.4

[1]	Includes common shares purchased in the first and fourth quarters of 2012 and 2011 and in the second and third quarters of 2010 pursuant to private agreements between the Company and arm’s-length third-party sellers.